Property, Plant and Equipment (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Inventory capitalized depreciation costs			$ 23,715	$ 15,677
Depreciation of property, plant and equipment			7,428	6,097
Impairments		$ 87,412	215,003	20,230
Sale of property and related assets			14,794	93
Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			208,565	20,230
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs			0	$ 1,269
Average annual interest rate				5.60%
Buildings | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			89,581	$ 160
Keystone Isolation Technology
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			13,377
Langley and Montreal facilities
Disclosure of detailed information about property, plant and equipment [line items]
Impairments				17,820
Langley
Disclosure of detailed information about property, plant and equipment [line items]
Impairments				17,059
Cultivation and production equipment | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Impairments			$ 11,470	$ 2,104
Zenabis Global Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Impairments	$ 98,022